Income Taxes - Summary of Tax Loss Carryforwards Expiration (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 317,513
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	83,948
U.S. | Expires 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2028 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Without expiration dates
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	83,948
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	233,565
Foreign | Expires 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,850
Foreign | Expires 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,416
Foreign | Expires 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,741
Foreign | Expires 2028 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	52,740
Foreign | Without expiration dates
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 152,818